Cash and Restricted Cash - Additional Information (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Restricted Cash And Cash Equivalents [Abstract]
Cash	$ 77.5	$ 266.9
Restricted cash and cash equivalents	$ 0.1	$ 0.1